Quarterly Report
January 31, 2022
MFS®  Global Alternative
Strategy Fund
DTR-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 71.0%
Aerospace & Defense – 1.2%
CACI International, Inc., “A” (a)	671	$166,046
General Dynamics Corp.	584	123,867
Honeywell International, Inc.	2,133	436,156
Howmet Aerospace, Inc.	2,380	73,994
KBR, Inc.	3,549	154,027
L3Harris Technologies, Inc.	494	103,389
Leidos Holdings, Inc.	492	44,009
MTU Aero Engines Holding AG	633	133,481
Northrop Grumman Corp.	1,351	499,735
Raytheon Technologies Corp.	538	48,522
Rolls-Royce Holdings PLC (a)	137,305	214,342
Singapore Technologies Engineering Ltd.	39,800	110,144
Textron, Inc.	1,887	128,429
		$2,236,141
Airlines – 0.1%
Alaska Air Group, Inc. (a)	566	$30,983
Delta Air Lines, Inc. (a)	961	38,142
JetBlue Airways Corp. (a)	6,124	89,594
Ryanair Holdings PLC, ADR (a)	407	45,429
		$204,148
Alcoholic Beverages – 0.8%
China Resources Beer Holdings Co. Ltd.	14,000	$104,524
Constellation Brands, Inc., “A”	137	32,572
Diageo PLC	8,787	442,925
Kirin Holdings Co. Ltd.	3,000	48,073
Pernod Ricard S.A.	4,433	946,591
		$1,574,685
Apparel Manufacturers – 1.2%
Adidas AG	418	$113,761
Allbirds, Inc., “A” (a)(l)	1,505	18,602
Burberry Group PLC	1,089	27,487
Compagnie Financiere Richemont S.A.	2,213	320,928
LVMH Moet Hennessy Louis Vuitton SE	1,173	964,481
NIKE, Inc., “B”	3,151	466,569
On Holding AG (a)	598	15,769
PVH Corp.	836	79,428
Skechers USA, Inc., “A” (a)	5,144	216,048
		$2,223,073
Automotive – 0.7%
Aptiv PLC (a)	184	$25,131
Bridgestone Corp.	1,200	52,680
Continental AG (a)	462	44,232
Copart, Inc. (a)	1,072	138,556
Koito Manufacturing Co. Ltd.	1,600	80,400
Lear Corp.	433	72,450
LKQ Corp.	2,916	160,059
Methode Electronics, Inc.	2,246	98,891
NGK Spark Plug Co. Ltd	3,800	64,689
Stanley Electric Co. Ltd.	2,900	67,867
Stoneridge, Inc. (a)	791	14,926
Tesla, Inc. (a)	306	286,636
Toyota Industries Corp.	900	70,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Visteon Corp. (a)	880	$89,329
		$1,266,170
Biotechnology – 0.8%
Abcam PLC (a)	2,590	$46,828
Adaptive Biotechnologies Corp. (a)	819	14,283
AlloVir, Inc. (a)	1,055	8,609
BioAtla, Inc. (a)	671	6,415
Biogen, Inc. (a)	1,186	268,036
BioXcel Therapeutics, Inc. (a)	576	9,734
Gilead Sciences, Inc.	2,702	185,573
Illumina, Inc. (a)	61	21,278
Immunocore Holdings PLC, ADR (a)	462	10,427
Incyte Corp. (a)	3,066	227,896
Lyell Immunopharma, Inc. (a)(l)	1,332	7,566
MaxCyte, Inc. (a)	2,489	16,079
Neurocrine Biosciences, Inc. (a)	288	22,758
Olink Holding AB (a)(l)	672	10,873
Oxford Nanopore Technologies PLC (a)	1,706	11,128
Prelude Therapeutics, Inc. (a)(l)	648	6,435
Recursion Pharmaceuticals, Inc. (a)(l)	1,779	21,063
Sana Biotechnology, Inc. (a)	1,032	9,040
Twist Bioscience Corp. (a)	317	18,836
Vertex Pharmaceuticals, Inc. (a)	2,549	619,535
		$1,542,392
Broadcasting – 0.2%
Discovery Communications, Inc., “C” (a)	1,830	$50,050
Netflix, Inc. (a)	568	242,616
		$292,666
Brokerage & Asset Managers – 1.7%
Apollo Global Management, Inc.	1,245	$87,150
ASX Ltd.	1,625	96,680
BlackRock, Inc.	477	392,542
Cboe Global Markets, Inc.	358	42,434
Charles Schwab Corp.	2,746	240,824
CME Group, Inc.	825	189,337
Computershare Ltd.	8,925	123,588
Daiwa Securities Group, Inc.	25,600	154,305
Euronext N.V.	924	88,964
Focus Financial Partners, “A” (a)	1,377	69,346
GCM Grosvenor, Inc.	2,006	18,235
GCM Grosvenor, Inc. (PIPE) (a)	2,498	22,707
Hamilton Lane, Inc., “A”	1,037	93,807
Hong Kong Exchanges & Clearing Ltd.	1,100	62,081
Invesco Ltd.	1,478	33,491
London Stock Exchange Group PLC	587	57,338
Morningstar, Inc.	237	68,116
NASDAQ, Inc. (f)	3,596	644,439
Omni Bridgeway Ltd. (a)	28,999	67,301
Raymond James Financial, Inc.	2,758	291,989
Schroders PLC	2,612	119,762
TMX Group Ltd.	894	90,944
TPG, Inc. (a)	945	31,724
WisdomTree Investments, Inc.	10,103	56,678
		$3,143,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 3.2%
Accenture PLC, “A”	5,220	$1,845,688
Amdocs Ltd.	779	59,118
Clarivate PLC (a)	10,243	168,600
Cognizant Technology Solutions Corp., “A”	363	31,007
CoStar Group, Inc. (a)	3,432	240,789
Dropbox, Inc. (a)	6,615	163,721
Endava PLC, ADR (a)	358	43,540
Equifax, Inc.	2,260	541,858
EVO Payments, Inc., “A” (a)	4,104	98,988
ExlService Holdings, Inc. (a)	764	92,077
Experian PLC	3,940	164,548
Fidelity National Information Services, Inc.	401	48,088
Fiserv, Inc. (a)	452	47,776
Global Payments, Inc.	631	94,574
HireRight Holdings Corp. (a)	2,218	30,165
Intertek Group PLC	2,185	158,135
Keywords Studios PLC	2,239	76,308
LegalZoom.com, Inc. (a)(l)	2,507	39,811
MSCI, Inc.	1,082	580,082
Nomura Research Institute Ltd.	5,200	182,959
Paya, Inc. (a)	6,630	43,427
Payoneer Global, Inc. (a)	7,640	39,881
PayPal Holdings, Inc. (a)	1,786	307,085
Remitly Global, Inc. (a)(l)	4,254	51,771
SGS S.A.	71	202,471
TaskUs, Inc., “A” (a)	2,531	80,992
Thoughtworks Holding, Inc. (a)	3,340	71,543
TriNet Group, Inc. (a)	500	42,600
Verisk Analytics, Inc., “A”	1,773	347,738
WNS (Holdings) Ltd., ADR (a)	1,467	123,463
		$6,018,803
Cable TV – 0.7%
Altice USA, Inc., “A” (a)	1,105	$15,934
Cable One, Inc.	17	26,260
Charter Communications, Inc., “A” (a)	1,352	802,196
Comcast Corp., “A”	9,501	474,955
		$1,319,345
Chemicals – 0.8%
Celanese Corp.	353	$54,965
Eastman Chemical Co.	1,812	215,501
Element Solutions, Inc.	7,478	167,806
FMC Corp.	456	50,329
Givaudan S.A.	131	543,447
IMCD Group N.V.	414	71,413
Ingevity Corp. (a)	1,020	67,228
Novozymes A/S	4,552	312,610
		$1,483,299
Computer Software – 6.5%
8x8, Inc. (a)	1,149	$17,637
ACI Worldwide, Inc. (a)	950	32,651
Adobe Systems, Inc. (a)	1,647	879,992
Alkami Technology, Inc. (a)	3,148	48,290
ANSYS, Inc. (a)	1,376	467,854
Atlassian Corp. PLC, “A” (a)	106	34,380
Autodesk, Inc. (a)	1,189	297,000
Avalara, Inc. (a)	401	43,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Black Knight, Inc. (a)	1,906	$142,188
Cadence Design Systems, Inc.(a)(f)(s)	8,442	1,284,366
Computer Modelling Group Ltd.	27,876	104,824
CrowdStrike Holdings, Inc. (a)	851	153,725
Dassault Systemes SE	15,465	744,616
Definitive Healthcare Corp. (a)	1,099	24,046
DoubleVerify Holdings, Inc. (a)	1,856	51,337
Dun & Bradstreet Holdings, Inc. (a)	1,222	24,513
Everbridge, Inc. (a)	958	48,973
Expensify, Inc., “A” (a)(l)	980	28,665
Intuit, Inc.	595	330,362
Microsoft Corp. (f)(s)	14,669	4,561,766
Naver Corp.	1,140	302,024
nCino, Inc. (a)	753	34,510
NetEase.com, Inc., ADR	1,273	131,577
OBIC Co. Ltd.	1,400	230,900
Okta, Inc. (a)	407	80,541
Open Lending Corp., “A” (a)	3,529	67,016
Oracle Corp. (f)	11,279	915,404
Pagerduty, Inc. (a)	1,235	40,780
Paycor HCM, Inc. (a)	3,126	81,088
Paylocity Holding Corp. (a)	156	31,821
Procore Technologies, Inc. (a)	646	40,414
Sabre Corp. (a)	2,551	23,342
salesforce.com, inc. (a)	340	79,094
SAP SE	4,514	558,880
Synopsys, Inc. (a)	1,347	418,243
		$12,356,777
Computer Software - Systems – 3.4%
Alten S.A.	590	$96,149
Amadeus IT Group S.A. (a)	6,852	470,107
Apple, Inc. (f)	16,980	2,967,764
Cancom SE	1,156	69,578
Constellation Software, Inc.	80	137,787
EMIS Group PLC	7,996	141,661
EPAM Systems, Inc. (a)	594	282,827
Five9, Inc. (a)	318	39,973
Fujitsu Ltd.	700	92,326
Hitachi Ltd.	16,000	833,997
HP, Inc.	3,962	145,524
Kinaxis, Inc. (a)	1,226	159,024
NICE Systems Ltd., ADR (a)	607	155,428
Nuvei Corp. (a)	999	60,939
Q2 Holdings, Inc. (a)	1,461	95,330
Rapid7, Inc. (a)	1,025	98,738
Samsung Electronics Co. Ltd.	961	59,525
Softchoice Corp.	2,587	47,216
Temenos AG	483	57,800
TransUnion	2,487	256,459
Venture Corp. Ltd.	8,900	116,361
Verint Systems, Inc. (a)	1,610	82,641
Zebra Technologies Corp., “A” (a)	130	66,186
		$6,533,340
Conglomerates – 0.1%
DCC PLC	1,868	$156,798

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.3%
Armstrong World Industries, Inc.	286	$28,320
AvalonBay Communities, Inc., REIT	22	5,373
AZEK Co., Inc. (a)	3,499	115,572
Builders FirstSource, Inc. (a)	1,789	121,634
Fortune Brands Home & Security, Inc.	493	46,426
GMS, Inc. (a)	478	24,464
Latch, Inc. (a)	5,671	36,351
Lennar Corp.	1,292	124,174
Masco Corp.	1,410	89,295
Mid-America Apartment Communities, Inc., REIT	382	78,952
Otis Worldwide Corp.	245	20,930
Pool Corp.	270	128,588
Sherwin-Williams Co. (f)	2,237	640,923
Stanley Black & Decker, Inc.	405	70,733
Techtronic Industries Co. Ltd.	6,000	98,499
Toll Brothers, Inc.	5,376	317,023
Trex Co., Inc. (a)	301	27,532
Vulcan Materials Co.	2,285	434,858
		$2,409,647
Consumer Products – 1.7%
Colgate-Palmolive Co.	6,847	$564,535
Energizer Holdings, Inc.	1,555	58,484
Estee Lauder Cos., Inc., “A”	666	207,652
Kao Corp.	4,900	245,183
Kimberly-Clark Corp.	216	29,732
Kobayashi Pharmaceutical Co. Ltd.	7,500	585,907
L’Oréal S.A.	619	264,977
Newell Brands, Inc.	4,247	98,573
Prestige Consumer Healthcare, Inc. (a)	1,190	67,176
Procter & Gamble Co.	661	106,058
Reckitt Benckiser Group PLC	12,219	990,940
Reynolds Consumer Products, Inc.	353	10,685
Scotts Miracle-Gro Co.	602	91,022
		$3,320,924
Consumer Services – 0.5%
Asante, Inc.	6,300	$89,669
Boyd Group Services, Inc.	274	41,429
Bright Horizons Family Solutions, Inc. (a)	1,562	200,576
Carsales.com Ltd.	1,488	23,578
European Wax Center, Inc., “A” (a)	1,097	26,811
Expedia Group, Inc. (a)	784	143,699
F45 Training Holdings, Inc. (a)	4,279	53,530
Grand Canyon Education, Inc. (a)	968	81,002
MakeMyTrip Ltd. (a)	2,565	68,460
Meitec Corp.	2,100	122,960
Persol Holdings Co. Ltd.	1,400	36,055
Seek Ltd.	1,334	27,656
Uber Technologies, Inc. (a)	1,789	66,909
		$982,334
Containers – 0.5%
Ardagh Metal Packaging S.A. (a)	5,510	$53,061
Berry Global, Inc. (a)	1,995	134,503
Crown Holdings, Inc.	464	53,082
Graphic Packaging Holding Co.	17,502	330,963
Pactiv Evergreen, Inc.	2,934	32,127
SIG Combibloc Group AG	7,723	179,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Silgan Holdings, Inc.	1,144	$51,228
WestRock Co.	1,009	46,576
		$880,692
Electrical Equipment – 1.7%
Advanced Drainage Systems, Inc.	452	$51,117
AMETEK, Inc.	1,225	167,543
Halma PLC	22,855	774,671
Johnson Controls International PLC	1,922	139,672
Legrand S.A.	1,025	104,312
Littlefuse, Inc.	147	39,685
nVent Electric PLC	1,735	60,014
Rockwell Automation, Inc.	1,099	317,853
Schneider Electric SE	7,122	1,210,690
Sensata Technologies Holding PLC (a)	2,499	143,343
Spectris PLC	2,543	115,900
TE Connectivity Ltd.	594	84,948
TriMas Corp.	1,715	59,613
Vertiv Holdings Co.	710	14,811
WESCO International, Inc. (a)	361	44,002
		$3,328,174
Electronics – 3.4%
Advanced Energy Industries, Inc.	1,035	$89,196
Advanced Micro Devices (a)	539	61,581
Analog Devices, Inc.	2,748	450,590
Applied Materials, Inc.	1,303	180,048
ASM International N.V.	527	183,058
ASM Pacific Technology Ltd.	5,700	56,714
Cohu, Inc. (a)	1,192	39,312
Corning, Inc.	1,349	56,712
Entegris, Inc.	1,539	184,434
Intel Corp.	14,168	691,682
Kyocera Corp.	800	49,384
Lam Research Corp.	67	39,525
Monolithic Power Systems, Inc.	692	278,828
nLIGHT, Inc. (a)	622	12,869
NVIDIA Corp. (f)	5,274	1,291,392
NXP Semiconductors N.V.	1,093	224,546
ON Semiconductor Corp. (a)	1,049	61,891
Plexus Corp. (a)	854	66,202
Silicon Motion Technology Corp., ADR	1,519	120,001
Taiwan Semiconductor Manufacturing Co. Ltd.	4,654	105,985
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,513	1,657,099
Texas Instruments, Inc. (f)	2,772	497,546
		$6,398,595
Energy - Independent – 0.7%
CNX Resources Corp. (a)	2,550	$37,817
ConocoPhillips	717	63,541
Coterra Energy, Inc.	1,506	32,981
Devon Energy Corp.	2,073	104,832
Diamondback Energy, Inc.	662	83,518
Hess Corp.	586	54,082
Magnolia Oil & Gas Corp., “A”	2,482	53,686
Pioneer Natural Resources Co.	514	112,509
Reliance Industries Ltd.	15,350	490,928
Valero Energy Corp.	3,322	275,626
Viper Energy Partners LP	2,542	68,736

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Woodside Petroleum Ltd.	2,388	$42,476
		$1,420,732
Energy - Integrated – 0.2%
Capricorn Energy PLC (a)	12,714	$35,267
Eni S.p.A.	6,125	91,841
Exxon Mobil Corp.	2,773	210,637
Galp Energia SGPS S.A.	6,620	72,991
Idemitsu Kosan Co. Ltd.	1,900	48,375
		$459,111
Energy - Renewables – 0.1%
AES Corp.	2,635	$58,444
Generac Holdings, Inc. (a)	33	9,318
Orsted A/S	306	32,605
Shoals Technologies Group, Inc. (a)	2,338	39,419
		$139,786
Engineering - Construction – 0.0%
APi Group, Inc. (a)	1,835	$40,920
Quanta Services, Inc.	290	29,789
		$70,709
Entertainment – 0.1%
Manchester United PLC, “A”	4,570	$62,746
Vivid Seats, Inc., “A”	4,589	40,842
		$103,588
Food & Beverages – 2.5%
Archer Daniels Midland Co.	4,126	$309,450
Britvic PLC	7,749	95,278
Chocoladefabriken Lindt & Sprungli AG	37	430,730
Coca-Cola European Partners PLC	777	44,406
Danone S.A.	937	58,374
Duckhorn Portfolio, Inc. (a)	1,886	37,645
Dutch Bros, Inc., “A” (a)(l)	402	20,964
Hostess Brands, Inc. (a)	3,064	62,873
Ingredion, Inc.	495	46,877
J.M. Smucker Co.	318	44,704
Kellogg Co.	736	46,368
Mondelez International, Inc.	662	44,374
Morinaga & Co. Ltd.	4,000	127,625
Nestle S.A.	13,628	1,755,722
Nestle S.A., ADR	3,412	440,626
Nomad Foods Ltd. (a)	2,585	66,693
Oatly Group AB, ADR (a)	5,145	36,581
PepsiCo, Inc.	369	64,029
S Foods, Inc.	3,900	119,486
Toyo Suisan Kaisha Ltd.	6,800	279,237
Tyson Foods, Inc., “A”	6,497	590,512
		$4,722,554
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	1,624	$45,716
JM Holdings Co. Ltd. (l)	4,100	58,069
Kroger Co.	2,906	126,672
Patlac Corp.	2,100	80,704
Sugi Holdings Co. Ltd.	400	23,463
Sundrug Co. Ltd.	3,800	95,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – continued
Wal-Mart Stores, Inc.	1,293	$180,774
		$611,143
Forest & Paper Products – 0.1%
Weyerhaeuser Co., REIT	6,855	$277,148
Furniture & Appliances – 0.1%
Howden Joinery Group PLC	7,844	$86,485
IMAX Corp. (a)	2,029	35,000
		$121,485
Gaming & Lodging – 0.6%
Flutter Entertainment PLC (a)	3,384	$513,914
Genius Sports Ltd. (a)	4,845	31,396
Hyatt Hotels Corp. (a)	343	31,422
International Game Technology PLC	4,065	108,820
Marriott International, Inc., “A” (a)	1,614	260,048
Penn National Gaming, Inc. (a)	1,154	52,634
Tabcorp Holdings Ltd.	28,421	99,954
Whitbread PLC (a)	564	23,184
Wyndham Hotels & Resorts, Inc.	492	41,303
		$1,162,675
General Merchandise – 0.4%
B&M European Value Retail S.A.	14,694	$112,422
Costco Wholesale Corp.	744	375,817
Dollar General Corp.	218	45,449
Dollar Tree, Inc. (a)	421	55,243
Dollarama, Inc.	4,085	210,782
		$799,713
Health Maintenance Organizations – 0.6%
Cigna Corp. (f)	3,789	$873,213
Humana, Inc.	68	26,690
Molina Healthcare, Inc. (a)	521	151,340
		$1,051,243
Insurance – 2.6%
AIA Group Ltd.	70,000	$727,108
Allstate Corp.	1,492	180,040
American International Group, Inc.	700	40,425
Aon PLC	2,277	629,454
Arthur J. Gallagher & Co.	1,541	243,386
Assurant, Inc.	386	58,869
Beazley PLC (a)	33,184	220,591
Chubb Ltd.	270	53,266
Cincinnati Financial Corp.	345	40,651
CNO Financial Group, Inc.	2,561	63,871
Equitable Holdings, Inc.	8,560	287,958
Everest Re Group Ltd.	1,610	456,274
Hanover Insurance Group, Inc.	612	84,431
Hartford Financial Services Group, Inc.	1,300	93,431
Hiscox Ltd.	2,760	36,325
Marsh & McLennan Cos., Inc.	2,540	390,246
MetLife, Inc.	7,393	495,775
Progressive Corp.	4,486	487,449
Reinsurance Group of America, Inc.	575	66,027
Selective Insurance Group, Inc.	586	46,235
Voya Financial, Inc.	355	24,126

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	304	$71,124
Zurich Insurance Group AG	208	99,322
		$4,896,384
Internet – 3.3%
Alphabet, Inc., “A” (a)(s)	802	$2,170,268
Alphabet, Inc., “C” (a)	658	1,785,792
Gartner, Inc. (a)	1,452	426,728
IAC/InterActiveCorp (a)	670	91,482
Match Group, Inc. (a)	1,988	224,048
Meta Platforms, Inc., “A” (a)(f)	2,941	921,298
Scout24 AG	374	22,142
Tencent Holdings Ltd.	10,000	610,373
		$6,252,131
Leisure & Toys – 0.8%
Brunswick Corp.	5,410	$491,174
Electronic Arts, Inc.	1,704	226,053
Funko, Inc., “A” (a)	1,243	21,479
Malibu Boats, Inc., “A” (a)	1,247	81,878
Mattel, Inc. (a)	1,731	36,212
Polaris, Inc.	3,479	391,701
Prosus N.V.	603	50,228
Take-Two Interactive Software, Inc. (a)	811	132,469
Yamaha Corp.	700	31,874
YETI Holdings, Inc. (a)	1,142	74,892
		$1,537,960
Machinery & Tools – 3.3%
AGCO Corp.	5,344	$626,317
Azbil Corp.	2,300	90,580
BELIMO Holding AG	361	199,787
Caterpillar, Inc.	576	116,099
Cummins, Inc.	710	156,825
Daikin Industries Ltd.	700	147,067
Eaton Corp. PLC	518	82,067
Enerpac Tool Group Corp.	771	13,762
Flowserve Corp.	1,094	35,686
GEA Group AG	11,780	552,530
Hydrofarm Holdings Group, Inc. (a)	1,991	39,043
IDEX Corp.	642	138,312
Illinois Tool Works, Inc.	2,110	493,571
Ingersoll Rand, Inc.	1,893	106,405
ITT, Inc.	445	40,904
Kubota Corp.	5,300	113,714
Nordson Corp.	750	174,405
Oshkosh Corp.	1,679	191,087
PACCAR, Inc.	1,030	95,780
Regal Rexnord Corp.	4,972	787,963
Ritchie Bros. Auctioneers, Inc.	1,457	88,819
Ritchie Bros. Auctioneers, Inc.	9,860	600,993
Roper Technologies, Inc.	513	224,263
Schindler Holding AG	818	204,858
SMC Corp.	200	111,874
Spirax-Sarco Engineering PLC	3,878	695,555
Wabtec Corp.	561	49,873
Weir Group PLC	1,629	38,467
		$6,216,606

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.8%
Bank of America Corp.	6,953	$320,811
Barclays PLC	39,013	104,866
BNP Paribas	2,337	167,008
Capital One Financial Corp.	1,180	173,141
Comerica, Inc.	568	52,699
DBS Group Holdings Ltd.	9,900	259,345
Goldman Sachs Group, Inc.	627	222,384
ING Groep N.V.	6,136	90,583
JPMorgan Chase & Co. (f)	8,127	1,207,672
KeyCorp	2,549	63,878
Mitsubishi UFJ Financial Group, Inc.	9,300	56,218
Morgan Stanley	3,663	375,604
NatWest Group PLC	41,986	138,278
PNC Financial Services Group, Inc.	279	57,471
State Street Corp.	481	45,455
UBS AG	7,641	141,671
		$3,477,084
Medical & Health Technology & Services – 1.8%
AmerisourceBergen Corp.	430	$58,566
Burning Rock Biotech Ltd., ADR (a)	3,610	32,490
Certara, Inc. (a)	2,943	78,666
Charles River Laboratories International, Inc. (a)	800	263,808
CVS Health Corp.	3,102	330,394
Guardant Health, Inc. (a)	260	18,083
HealthEquity, Inc. (a)	946	50,554
Hogy Medical Co. Ltd.	4,100	110,067
ICON PLC (a)	2,452	651,546
IDEXX Laboratories, Inc. (a)	487	247,055
Laboratory Corp. of America Holdings (a)	212	57,528
McKesson Corp.	4,075	1,046,134
Premier, Inc., “A”	2,090	79,880
Quest Diagnostics, Inc.	342	46,177
Syneos Health, Inc. (a)	3,212	290,879
Universal Health Services, Inc.	396	51,504
		$3,413,331
Medical Equipment – 2.8%
Agilent Technologies, Inc.	1,040	$144,893
Agiliti Health, Inc. (a)	1,821	34,836
Ansell Ltd.	5,276	100,168
Avantor, Inc. (a)	4,115	153,613
Becton, Dickinson and Co.	161	40,917
Bio-Techne Corp.	294	110,665
Boston Scientific Corp. (a)	7,001	300,343
ConvaTec Group PLC	16,533	39,171
Danaher Corp.	1,475	421,540
Dentsply Sirona, Inc.	1,134	60,578
Envista Holdings Corp. (a)	3,623	156,659
EssilorLuxottica	3,046	577,597
Gerresheimer AG	1,924	171,625
Hologic, Inc. (a)	446	31,327
Koninklijke Philips N.V.	2,468	81,880
Maravai Lifesciences Holdings, Inc., “A” (a)	1,872	54,138
Masimo Corp. (a)	461	101,360
Medtronic PLC	3,164	327,442
Nevro Corp. (a)	436	28,645
Nihon Kohden Corp.	2,500	66,409
OptiNose, Inc. (a)(l)	2,551	5,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Outset Medical, Inc. (a)	637	$23,690
PerkinElmer, Inc.	1,745	300,437
PROCEPT BioRobotics Corp. (a)	854	15,833
QIAGEN N.V. (a)	8,314	408,641
Shimadzu Corp.	3,600	130,211
Silk Road Medical, Inc. (a)	392	12,862
Smith & Nephew PLC	5,979	101,580
STERIS PLC	1,086	243,698
Terumo Corp.	1,600	58,486
Thermo Fisher Scientific, Inc.	1,406	817,308
West Pharmaceutical Services, Inc.	333	130,942
Zimmer Biomet Holdings, Inc.	423	52,037
		$5,305,398
Metals & Mining – 0.1%
Arconic Corp. (a)	1,574	$48,684
Glencore PLC	16,914	88,408
Kaiser Aluminum Corp.	247	23,650
		$160,742
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	243	$26,054
China Resources Gas Group Ltd.	8,000	40,015
Italgas S.p.A.	17,651	116,906
New Jersey Resources Corp.	1,480	59,511
ONE Gas, Inc.	631	49,149
South Jersey Industries, Inc.	1,674	41,883
UGI Corp.	10,865	492,728
		$826,246
Natural Gas - Pipeline – 0.8%
APA Group	4,297	$29,152
Cheniere Energy, Inc.	4,500	503,550
Enterprise Products Partners LP	459	10,851
Equitrans Midstream Corp.	966	7,834
ONEOK, Inc.	3,824	232,040
Plains GP Holdings LP	8,920	102,848
Targa Resources Corp.	8,492	501,707
TC Energy Corp.	1,024	52,878
		$1,440,860
Network & Telecom – 0.5%
Equinix, Inc., REIT	39	$28,271
Fortinet, Inc. (a)	1,131	336,179
Motorola Solutions, Inc.	279	64,711
Palo Alto Networks, Inc. (a)	226	116,932
Qualcomm, Inc.	992	174,354
VTech Holdings Ltd.	21,700	171,300
		$891,747
Oil Services – 0.1%
ChampionX Corp. (a)	3,128	$70,067
Expro Group Holdings N.V. (a)	2,130	33,356
Halliburton Co.	1,102	33,875
		$137,298

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.1%
AIB Group PLC (a)	13,620	$35,967
Air Lease Corp.	1,185	47,175
American Express Co.	2,386	429,051
Bank of Hawaii Corp.	772	66,446
Brookline Bancorp, Inc.	3,497	59,799
Cathay General Bancorp, Inc.	1,712	77,314
Chiba Bank Ltd.	17,900	115,918
Citigroup, Inc. (f)	16,854	1,097,533
Credicorp Ltd.	1,453	208,099
Discover Financial Services	498	57,644
East West Bancorp, Inc.	1,198	103,435
Element Fleet Management Corp.	8,120	82,724
Encore Capital Group, Inc. (a)	1,106	71,337
First Hawaiian, Inc.	2,298	65,148
First Interstate BancSystem, Inc.	3,178	116,792
Hanmi Financial Corp.	1,799	48,357
HDFC Bank Ltd.	5,362	107,510
HDFC Bank Ltd., ADR	6,253	429,143
Julius Baer Group Ltd.	1,181	77,146
Lakeland Financial Corp.	409	32,691
Macquarie Group Ltd.	614	80,587
Metropolitan Bank & Trust Co.	94,417	109,244
Northern Trust Corp.	800	93,312
Prosperity Bancshares, Inc.	2,515	184,224
Sandy Spring Bancorp, Inc.	802	37,943
Signature Bank	172	52,396
SLM Corp.	19,320	354,329
SVB Financial Group (a)	79	46,128
Synchrony Financial	3,191	135,905
Texas Capital Bancshares, Inc. (a)	589	36,930
Textainer Group Holdings Ltd.	962	35,382
Triton International Ltd. of Bermuda	629	38,004
Truist Financial Corp.	1,098	68,976
UMB Financial Corp.	711	69,998
Umpqua Holdings Corp.	6,758	137,052
United Community Bank, Inc.	732	25,905
Visa, Inc., “A” (f)	3,913	885,003
Wintrust Financial Corp.	961	94,245
Zions Bancorp NA	2,019	136,929
		$5,951,721
Pharmaceuticals – 3.0%
Annexon, Inc. (a)	1,001	$7,507
Bayer AG	5,088	308,460
Bristol-Myers Squibb Co.	7,430	482,133
Collegium Pharmaceutical, Inc. (a)	1,051	18,760
Eli Lilly & Co.	221	54,231
Harmony Biosciences Holdings (a)	766	27,469
Johnson & Johnson (f)(s)	9,335	1,608,327
Kyowa Kirin Co. Ltd.	3,400	85,275
Merck & Co., Inc.	11,798	961,301
Novartis AG	2,371	206,143
Novo Nordisk A.S., “B”	2,824	282,706
Organon & Co.	1,952	62,288
Roche Holding AG	2,899	1,120,945
Santen Pharmaceutical Co. Ltd.	13,300	151,481
SpringWorks Therapeutics, Inc. (a)	547	30,457
Turning Point Therapeutics, Inc. (a)	485	18,057
Viatris, Inc.	2,110	31,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Zoetis, Inc.	1,350	$269,716
		$5,726,843
Pollution Control – 0.1%
GFL Environmental, Inc.	1,417	$46,577
Republic Services, Inc.	431	55,021
		$101,598
Precious Metals & Minerals – 0.5%
Agnico Eagle Mines Ltd.	7,795	$372,288
Agnico-Eagle Mines Ltd.	1,247	59,582
Franco-Nevada Corp.	2,304	304,632
Wheaton Precious Metals Corp.	3,510	141,516
		$878,018
Printing & Publishing – 0.1%
China Literature Ltd. (a)	5,200	$31,391
Wolters Kluwer N.V.	2,050	208,854
		$240,245
Railroad & Shipping – 0.6%
Canadian National Railway Co.	4,575	$556,869
Canadian Pacific Railway Ltd.	758	54,121
CSX Corp.	6,985	239,027
Sankyu, Inc.	1,500	54,402
Union Pacific Corp.	1,127	275,608
		$1,180,027
Real Estate – 1.9%
Ascendas Real Estate Investment Trust, REIT	39,402	$80,659
Big Yellow Group PLC, REIT	2,024	40,786
Boston Properties, Inc., REIT	202	22,640
Brixmor Property Group, Inc., REIT	3,197	81,076
Broadstone Net Lease, Inc., REIT	2,116	48,901
Douglas Emmett, Inc., REIT	685	21,386
Empire State Realty Trust, REIT, “A”	4,572	40,782
EPR Properties, REIT	1,846	81,169
ESR Cayman Ltd. (a)	49,200	166,341
Extra Space Storage, Inc., REIT	2,284	452,666
Grand City Properties S.A.	2,913	64,048
Hibernia PLC, REIT	49,206	70,285
Host Hotels & Resorts, Inc., REIT (a)	2,310	40,055
Industrial Logistics Properties Trust, REIT	2,330	53,427
Innovative Industrial Properties, Inc., REIT	262	51,926
LEG Immobilien AG	742	97,948
Life Storage, Inc., REIT	897	121,050
LXP Industrial Trust, REIT	2,673	39,801
Mapletree Commercial Trust, REIT	42,100	56,175
National Storage Affiliates Trust, REIT	698	42,969
Phillips Edison & Co., REIT	1,803	56,830
Public Storage, Inc., REIT	826	296,146
Simon Property Group, Inc., REIT	5,001	736,147
Spirit Realty Capital, Inc., REIT	586	27,811
STAG Industrial, Inc., REIT	2,799	119,601
STORE Capital Corp., REIT	887	28,127
Sun Communities, Inc., REIT	347	65,569
TAG Immobilien AG	19,214	503,601
Two Harbors Investment Corp., REIT	10,416	59,892
VICI Properties, Inc., REIT	2,235	63,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	591	$45,862
		$3,677,642
Restaurants – 0.4%
Aramark	1,354	$46,429
Chipotle Mexican Grill, Inc., “A” (a)	49	72,793
Domino's Pizza, Inc.	555	252,331
Jack in the Box, Inc.	593	53,992
Performance Food Group Co. (a)	614	25,905
Starbucks Corp.	1,481	145,612
Texas Roadhouse, Inc.	1,290	110,153
Wendy's Co.	3,727	85,833
Yum China Holdings, Inc.	1,183	56,985
		$850,033
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	102	$28,776
Akzo Nobel N.V.	758	78,500
Ashland Global Holdings, Inc.	527	50,613
Avient Corp.	1,342	66,791
Axalta Coating Systems Ltd. (a)	7,260	214,969
Corteva, Inc.	1,263	60,725
Croda International PLC	2,073	223,347
Diversey Holdings Ltd. (a)	5,680	62,480
Dow, Inc.	1,198	71,557
DuPont de Nemours, Inc.	1,504	115,207
Kansai Paint Co. Ltd.	5,600	116,278
Linde PLC	3,369	1,060,151
Nitto Denko Corp.	1,000	77,741
Sika AG	1,858	650,295
Symrise AG	719	85,789
Univar Solutions, Inc. (a)	3,180	84,270
		$3,047,489
Specialty Stores – 2.4%
ACV Auctions, Inc. (a)	5,033	$66,738
Amazon.com, Inc.(a)(f)(s)	804	2,405,142
AutoZone, Inc. (a)	117	232,403
Burlington Stores, Inc. (a)	686	162,534
Farfetch Ltd., “A” (a)	295	6,404
Home Depot, Inc.	226	82,937
JD.com, Inc., “A” (a)	476	17,750
Just Eat Takeaway.com (a)	1,452	71,038
Leslie's, Inc. (a)	5,584	116,315
Lululemon Athletica, Inc. (a)	648	216,276
Ocado Group PLC (a)	975	19,854
O'Reilly Automotive, Inc. (a)	331	215,729
Petco Health & Wellness Co., Inc. (a)	2,738	51,338
Ross Stores, Inc.	276	26,979
Ryohin Keikaku Co. Ltd.	3,800	54,550
Target Corp.	2,270	500,376
ThredUp, Inc. (a)	2,489	23,073
Ulta Beauty, Inc. (a)	318	115,669
Urban Outfitters, Inc. (a)	3,238	92,995
Vroom, Inc. (a)	3,212	25,760
ZOZO, Inc.	2,800	74,577
Zumiez, Inc. (a)	1,309	58,840
		$4,637,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.3%
Advanced Info Service Public Co. Ltd.	6,600	$43,610
Cellnex Telecom S.A.	3,481	158,743
KDDI Corp.	2,800	88,970
Liberty Broadband Corp. (a)	373	55,357
SBA Communications Corp., REIT	633	206,003
SoftBank Group Corp.	1,000	44,234
T-Mobile US, Inc. (a)	290	31,369
		$628,286
Telephone Services – 0.1%
Hellenic Telecommunications Organization S.A.	2,235	$43,351
Infrastrutture Wireless Italiane S.p.A.	10,390	111,996
Lumen Technologies, Inc.	5,725	70,761
		$226,108
Tobacco – 0.6%
Altria Group, Inc.	3,723	$189,426
British American Tobacco PLC	3,283	139,678
Philip Morris International, Inc. (f)	5,978	614,838
Swedish Match AB	37,944	292,248
		$1,236,190
Trucking – 0.3%
CryoPort, Inc. (a)	765	$31,954
Knight-Swift Transportation Holdings, Inc.	2,232	126,287
Schneider National, Inc.	2,669	68,326
Seino Holdings Co. Ltd.	9,200	91,357
SG Holdings Co. Ltd.	3,800	80,872
United Parcel Service, Inc., “B”	612	123,753
XPO Logistics, Inc. (a)	1,185	78,411
Yamato Holdings Co. Ltd.	3,100	66,145
		$667,105
Utilities - Electric Power – 1.5%
Ameren Corp.	524	$46,500
American Electric Power Co., Inc.	235	21,244
Black Hills Corp.	1,134	76,817
CenterPoint Energy, Inc.	2,018	57,231
CLP Holdings Ltd.	4,000	39,964
CMS Energy Corp.	893	57,491
Dominion Energy, Inc.	5,741	463,069
Duke Energy Corp.	4,867	511,327
E.ON SE	3,988	54,750
Edison International	577	36,230
Eversource Energy	585	52,352
Exelon Corp.	6,714	389,076
Iberdrola S.A.	7,954	91,883
NextEra Energy, Inc.	487	38,044
NRG Energy, Inc.	3,601	143,788
PG&E Corp. (a)	7,553	96,603
Pinnacle West Capital Corp.	684	47,613
Portland General Electric Co.	1,458	76,603
Public Service Enterprise Group, Inc.	1,018	67,728
Sempra Energy	359	49,599
Southern Co.	7,575	526,387
		$2,944,299
Total Common Stocks		$135,160,340

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 18.7%
Aerospace & Defense – 0.3%
Boeing Co., 5.15%, 5/01/2030	$194,000	$218,340
Boeing Co., 3.75%, 2/01/2050	57,000	55,212
Boeing Co., 5.805%, 5/01/2050	88,000	110,644
Raytheon Technologies Corp., 1.9%, 9/01/2031	50,000	46,104
Raytheon Technologies Corp., 2.375%, 3/15/2032	78,000	74,808
Raytheon Technologies Corp., 3.03%, 3/15/2052	78,000	71,906
		$577,014
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$17,000	$17,978
Tapestry, Inc., 3.05%, 3/15/2032	168,000	162,055
		$180,033
Asset-Backed & Securitized – 0.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)	$999,456	$71,394
ACREC 2021-FL1 Ltd., “A”, FLR, 1.253% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	114,000	114,000
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)	1,222,673	111,934
KREF 2018-FT1 Ltd., “A”, FLR, 1.176% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	100,000	99,628
KREF 2018-FT1 Ltd., “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	100,000	99,535
PFP III 2021-8 Ltd., “A”, FLR, 1.108% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	100,000	99,508
PFP III 2021-8 Ltd., “AS”, FLR, 1.358% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	104,000	103,556
		$699,555
Automotive – 0.3%
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)	$150,000	$143,121
Hyundai Capital America, 6.375%, 4/08/2030 (n)	371,000	452,192
		$595,313
Broadcasting – 0.5%
Discovery Communications LLC, 3.625%, 5/15/2030	$150,000	$154,597
Discovery Communications LLC, 4%, 9/15/2055	119,000	115,596
Prosus N.V., 3.832%, 2/08/2051 (n)	200,000	167,809
Walt Disney Co., 3.35%, 3/24/2025	160,000	166,778
Walt Disney Co., 3.5%, 5/13/2040	237,000	243,377
Walt Disney Co., 3.8%, 5/13/2060	150,000	160,303
		$1,008,460
Brokerage & Asset Managers – 0.3%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$206,000	$195,274
Charles Schwab Corp., 1.95%, 12/01/2031	108,000	102,297
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	300,000	273,706
Intercontinental Exchange, Inc., 3%, 9/15/2060	65,000	58,890
		$630,167
Building – 0.1%
Vulcan Materials Co., 3.5%, 6/01/2030	$137,000	$143,826
Vulcan Materials Co., 4.5%, 6/15/2047	78,000	90,141
		$233,967
Business Services – 0.8%
Equifax, Inc., 3.1%, 5/15/2030	$246,000	$246,896
Equifax, Inc., 2.35%, 9/15/2031	263,000	247,452
Equinix, Inc., 2.5%, 5/15/2031	155,000	148,380
Equinix, Inc., 3%, 7/15/2050	98,000	86,600
Fiserv, Inc., 4.4%, 7/01/2049	75,000	82,597
Mastercard, Inc., 3.85%, 3/26/2050	170,000	190,797
Visa, Inc., 2.05%, 4/15/2030	277,000	271,193
Visa, Inc., 2.7%, 4/15/2040	88,000	84,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Visa, Inc., 2%, 8/15/2050	$107,000	$87,248
		$1,445,795
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$146,000	$178,370
Comcast Corp., 3.75%, 4/01/2040	100,000	105,915
		$284,285
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$24,000	$26,577
RPM International, Inc., 4.25%, 1/15/2048	12,000	13,337
Sherwin-Williams Co., 4.5%, 6/01/2047	56,000	64,702
		$104,616
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050	$350,000	$316,807
Computer Software - Systems – 0.2%
Apple, Inc., 2.05%, 9/11/2026	$172,000	$172,752
Apple, Inc., 1.7%, 8/05/2031	93,000	87,321
Apple, Inc., 2.65%, 5/11/2050	196,000	177,571
		$437,644
Conglomerates – 0.4%
Carrier Global Corp., 2.722%, 2/15/2030	$155,000	$153,107
Carrier Global Corp., 3.377%, 4/05/2040	141,000	139,557
Otis Worldwide Corp., 2.565%, 2/15/2030	233,000	230,437
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	212,000	235,945
		$759,046
Consumer Products – 0.1%
Hasbro, Inc., 3.9%, 11/19/2029	$143,000	$152,225
Mattel, Inc., 3.75%, 4/01/2029 (n)	96,000	94,800
		$247,025
Consumer Services – 0.0%
Booking Holdings, Inc., 3.55%, 3/15/2028	$84,000	$90,136
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$29,000	$30,670
Electronics – 0.4%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$91,000	$90,138
Broadcom, Inc., 3.187%, 11/15/2036 (n)	268,000	254,538
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)	224,000	229,971
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042 (n)	132,000	124,482
		$699,129
Emerging Market Quasi-Sovereign – 0.3%
Ecopetrol S.A. (Republic of Colombia), 5.375%, 6/26/2026	$237,000	$245,058
Ecopetrol S.A. (Republic of Colombia), 6.875%, 4/29/2030	140,000	150,074
Qatar Petroleum, 3.125%, 7/12/2041 (n)	200,000	193,780
		$588,912
Emerging Market Sovereign – 0.4%
Republic of Panama, 2.252%, 9/29/2032	$241,000	$220,785
State of Qatar, 3.75%, 4/16/2030 (n)	200,000	219,139
United Mexican States, 2.659%, 5/24/2031	200,000	188,024

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
United Mexican States, 4.28%, 8/14/2041	$200,000	$195,858
		$823,806
Energy - Independent – 0.2%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$103,000	$102,168
Hess Corp., 5.8%, 4/01/2047	150,000	188,970
		$291,138
Energy - Integrated – 0.3%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$88,000	$96,193
Cenovus Energy, Inc., 4.4%, 4/15/2029	39,000	42,187
Cenovus Energy, Inc., 2.65%, 1/15/2032	47,000	44,656
Cenovus Energy, Inc., 6.75%, 11/15/2039	24,000	31,301
Cenovus Energy, Inc., 3.75%, 2/15/2052	25,000	23,967
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	223,963
Total Capital International S.A., 3.127%, 5/29/2050	38,000	36,868
		$499,135
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$150,000	$154,049
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	150,000	146,436
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	150,000	146,604
Air Lease Corp., 2.875%, 1/15/2032	258,000	245,315
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	100,000	103,774
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	97,806
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	180,000	172,127
		$1,066,111
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$254,000	$269,289
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	150,000	193,402
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	134,725
Constellation Brands, Inc., 4.1%, 2/15/2048	269,000	289,240
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	119,000	116,660
SYSCO Corp., 2.4%, 2/15/2030	24,000	23,336
SYSCO Corp., 2.45%, 12/14/2031	52,000	50,261
SYSCO Corp., 4.45%, 3/15/2048	52,000	57,190
		$1,134,103
Forest & Paper Products – 0.1%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$200,000	$207,036
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	$71,000	$68,585
Las Vegas Sands Corp., 3.9%, 8/08/2029	149,000	148,547
Marriott International, Inc., 4.625%, 6/15/2030	50,000	54,662
Marriott International, Inc., 2.85%, 4/15/2031	211,000	203,706
Marriott International, Inc., 3.5%, 10/15/2032	128,000	129,107
		$604,607
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$210,329
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 2.3%, 5/15/2031	$57,000	$55,343
UnitedHealth Group, Inc., 4.625%, 7/15/2035	306,000	357,732
UnitedHealth Group, Inc., 3.25%, 5/15/2051	52,000	51,805
		$464,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.3%
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	$239,000	$224,350
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	20,000	19,508
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	64,000	65,371
Marsh & McLennan Cos., Inc., 2.375%, 12/15/2031	52,000	50,274
Willis North America, Inc., 3.875%, 9/15/2049	200,000	204,921
		$564,424
International Market Quasi-Sovereign – 0.1%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$200,000	$194,396
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$200,000	$195,250
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$332,000	$353,188
Major Banks – 4.2%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$108,000	$99,947
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	356,000	368,125
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	355,000	368,684
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	102,000	99,112
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	248,000	244,682
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	200,000	193,690
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	200,000	203,626
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	192,727
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	238,558
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	250,000	242,800
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	82,000	82,138
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	302,000	294,133
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	82,000	82,469
Goldman Sachs Group, Inc., 2.908%, 7/21/2042	202,000	189,028
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043	78,000	77,810
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	400,000	395,381
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	450,000	423,057
HSBC Holdings PLC, 5.25%, 3/14/2044	200,000	243,976
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	550,000	583,246
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	160,000	155,015
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	100,000	97,284
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	192,881
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	200,000	193,699
Morgan Stanley, 3.125%, 7/27/2026	364,000	376,666
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	306,000	323,475
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	144,000	142,831
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	243,262
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	254,129
Royal Bank of Canada, 2.3%, 11/03/2031	274,000	264,126
Société Générale S.A., 2.797%, 1/19/2028 (n)	200,000	197,854
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	183,199
Toronto Dominion Bank, 1.25%, 9/10/2026	58,000	55,660
Toronto Dominion Bank, 2%, 9/10/2031	247,000	233,975
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	192,650
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	343,340
		$8,073,235
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$202,882
Alcon, Inc., 2.6%, 5/27/2030 (n)	200,000	195,970
Becton, Dickinson and Co., 2.823%, 5/20/2030	350,000	350,305
HCA, Inc., 5.125%, 6/15/2039	176,000	203,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	$153,000	$145,048
		$1,097,670
Medical Equipment – 0.1%
Boston Scientific Corp., 3.75%, 3/01/2026	$84,000	$88,795
Danaher Corp., 2.6%, 10/01/2050	171,000	150,795
		$239,590
Metals & Mining – 0.3%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$216,621
ArcelorMittal S.A., 4.25%, 7/16/2029	76,000	80,014
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	100,000	93,591
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	101,000	96,540
		$486,766
Midstream – 0.7%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$34,000	$35,329
Energy Transfer LP, 4%, 10/01/2027	52,000	54,670
Energy Transfer LP, 3.75%, 5/15/2030	52,000	53,368
Energy Transfer Partners LP, 5.15%, 3/15/2045	150,000	160,318
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	215,303	212,057
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	201,000	202,775
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	150,000	144,918
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	360,485
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	102,000	111,844
		$1,335,764
Municipals – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 2.746%, 6/01/2034	$60,000	$58,367
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046	60,000	60,981
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	167,027
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 4.081%, 6/15/2039	180,000	196,026
State of Florida, “A”, 2.154%, 7/01/2030	132,000	128,598
		$610,999
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$50,000	$63,670
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$287,000	$337,516
Network & Telecom – 0.5%
AT&T, Inc., 2.75%, 6/01/2031	$337,000	$332,445
AT&T, Inc., 3.3%, 2/01/2052	102,000	93,423
AT&T, Inc., 3.55%, 9/15/2055	37,000	34,936
Verizon Communications, Inc., 2.55%, 3/21/2031	460,000	449,186
Verizon Communications, Inc., 3.4%, 3/22/2041	95,000	94,073
		$1,004,063
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045	$100,000	$114,959
Oils – 0.1%
Valero Energy Corp., 2.8%, 12/01/2031	$133,000	$126,689
Other Banks & Diversified Financials – 0.1%
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	$200,000	$195,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 3%, 12/02/2041	$35,000	$33,613
Canadian Pacific Railway Co., 3.1%, 12/02/2051	52,000	49,649
		$83,262
Real Estate - Apartment – 0.1%
American Homes 4 Rent L.P., REIT, 2.375%, 7/15/2031	$117,000	$110,986
American Homes 4 Rent L.P., REIT, 3.375%, 7/15/2051	119,000	110,812
		$221,798
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$143,000	$134,403
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	176,000	169,275
		$303,678
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031	$79,000	$75,583
Lexington Realty Trust Co., 2.7%, 9/15/2030	119,000	115,053
Lexington Realty Trust Co., 2.375%, 10/01/2031	66,000	61,339
W.P. Carey, Inc., 2.45%, 2/01/2032	59,000	56,217
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031	181,000	173,231
		$481,423
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$173,000	$184,727
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	65,000	61,362
STORE Capital Corp., REIT, 2.75%, 11/18/2030	210,000	201,797
STORE Capital Corp., REIT, 2.7%, 12/01/2031	129,000	121,104
		$568,990
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$125,000	$127,753
Home Depot, Inc., 3.9%, 6/15/2047	195,000	215,040
Nordstrom, Inc., 4.25%, 8/01/2031	97,000	89,694
Nordstrom, Inc., 5%, 1/15/2044	54,000	48,127
		$480,614
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$72,000	$70,425
DICK'S Sporting Goods, 4.1%, 1/15/2052	133,000	125,747
		$196,172
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 2.1%, 6/15/2030	$175,000	$163,026
American Tower Corp., REIT, 2.95%, 1/15/2051	122,000	106,083
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	185,148
Crown Castle International Corp., 4.45%, 2/15/2026	165,000	177,459
Crown Castle International Corp., 3.7%, 6/15/2026	251,000	263,296
Rogers Communications, Inc., 3.7%, 11/15/2049	86,000	83,395
T-Mobile USA, Inc., 3.5%, 4/15/2025	240,000	249,051
		$1,227,458
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$450,000	$394,541
Utilities - Electric Power – 1.3%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$178,663
American Electric Power Co., Inc., 2.3%, 3/01/2030	105,000	100,908
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	33,000	32,362
CenterPoint Energy, Inc., 2.65%, 6/01/2031	103,000	100,682

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Dominion Energy, Inc., 2.25%, 8/15/2031	$69,000	$65,666
Duke Energy Corp., 3.3%, 6/15/2041	213,000	204,101
Duke Energy Indiana LLC, 2.75%, 4/01/2050	76,000	67,940
Evergy, Inc., 2.9%, 9/15/2029	85,000	85,011
FirstEnergy Corp., 2.65%, 3/01/2030	220,000	207,157
Florida Power & Light Co., 2.85%, 4/01/2025	50,000	51,392
Florida Power & Light Co., 2.45%, 2/03/2032	54,000	53,465
Florida Power & Light Co., 3.95%, 3/01/2048	50,000	56,257
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	182,000	194,456
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	150,000	147,822
MidAmerican Energy Co., 3.95%, 8/01/2047	200,000	220,417
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	54,000	52,073
NextEra Energy Capital Holdings, Inc., 3.8%, 3/15/2082	101,000	99,007
Pacific Gas & Electric Co., 2.5%, 2/01/2031	167,000	152,665
Pacific Gas & Electric Co., 4.95%, 7/01/2050	53,000	54,109
Southern California Edison Co., 4.5%, 9/01/2040	50,000	53,710
Southern California Edison Co., 3.65%, 2/01/2050	202,000	200,721
Virginia Electric & Power Co., 2.875%, 7/15/2029	85,000	86,966
		$2,465,550
Total Bonds		$35,646,784
Preferred Stocks – 0.1%
Consumer Products – 0.1%
Henkel AG & Co. KGaA	1,574	$128,132
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	1,448	$1,485

Investment Companies (h) – 9.2%
Money Market Funds – 9.2%
MFS Institutional Money Market Portfolio, 0.06% (v)	17,555,713	$17,555,713
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	42,426	$42,426
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(73)	$(13,323)

Other Assets, Less Liabilities – 1.0%		1,853,225
Net Assets – 100.0%		$190,374,782
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,555,713 and $170,979,167, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,378,945, representing 4.4% of net assets.

Portfolio of Investments (unaudited) – continued
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 1/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
HKD	834,635	USD	107,000	JPMorgan Chase Bank N.A.	3/11/2022	$45
JPY	810,824,697	USD	7,006,000	JPMorgan Chase Bank N.A.	3/11/2022	41,977
NOK	66,657,992	USD	7,372,897	Goldman Sachs International	3/11/2022	117,070
USD	2,576,497	AUD	3,608,603	JPMorgan Chase Bank N.A.	3/11/2022	24,660
USD	4,555,000	CAD	5,785,729	JPMorgan Chase Bank N.A.	3/11/2022	3,586
USD	11,525,080	CHF	10,643,596	JPMorgan Chase Bank N.A.	3/11/2022	27,919
USD	119,104	DKK	785,682	Goldman Sachs International	3/11/2022	384
USD	759,945	DKK	5,012,630	JPMorgan Chase Bank N.A.	3/11/2022	2,510
USD	4,964,208	EUR	4,402,181	Goldman Sachs International	3/11/2022	14,812
USD	15,338,089	EUR	13,603,185	JPMorgan Chase Bank N.A.	3/11/2022	43,956
USD	1,973,243	HKD	15,385,071	Goldman Sachs International	3/11/2022	46
USD	37,349	HKD	291,195	JPMorgan Chase Bank N.A.	3/11/2022	2
USD	140,667	ILS	439,381	JPMorgan Chase Bank N.A.	3/11/2022	1,763
USD	8,156,162	JPY	925,469,103	JPMorgan Chase Bank N.A.	3/11/2022	111,655
USD	535,654	KRW	637,588,800	Goldman Sachs International	3/11/2022	7,253

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,981,000	NOK	17,447,323	Goldman Sachs International	3/11/2022	$20,547
USD	1,139,908	NZD	1,689,246	JPMorgan Chase Bank N.A.	3/11/2022	29,027
USD	99,149	RUB	7,501,212	JPMorgan Chase Bank N.A.	3/11/2022	2,976
USD	4,960,000	SEK	44,926,366	Goldman Sachs International	3/11/2022	140,408
USD	636,595	TWD	17,557,933	JPMorgan Chase Bank N.A.	3/11/2022	5,332
						$595,928
Liability Derivatives
CAD	2,628,991	USD	2,078,783	JPMorgan Chase Bank N.A.	3/11/2022	$(10,655)
EUR	681,903	USD	774,000	JPMorgan Chase Bank N.A.	3/11/2022	(7,332)
GBP	2,256,171	USD	3,060,000	Goldman Sachs International	3/11/2022	(26,349)
NZD	603,491	USD	412,000	JPMorgan Chase Bank N.A.	3/11/2022	(15,132)
SEK	41,846,568	USD	4,599,737	Goldman Sachs International	3/11/2022	(110,539)
USD	2,687,000	AUD	3,811,110	JPMorgan Chase Bank N.A.	3/11/2022	(8,039)
USD	158,065	BRL	909,113	Goldman Sachs International	3/11/2022	(11,599)
USD	2,811,054	GBP	2,123,468	Goldman Sachs International	3/11/2022	(44,165)
USD	430,310	INR	32,797,356	JPMorgan Chase Bank N.A.	3/11/2022	(7,446)
USD	104,736	MXN	2,241,897	Goldman Sachs International	3/11/2022	(3,299)
USD	365,108	SGD	499,371	JPMorgan Chase Bank N.A.	3/11/2022	(4,481)
USD	95,964	THB	3,204,240	JPMorgan Chase Bank N.A.	3/11/2022	(419)
USD	128,923	ZAR	2,078,796	Goldman Sachs International	3/11/2022	(5,652)
						$(255,107)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	47	$8,048,483	February – 2022	$82,194
BIST 30 Index	Long	TRY	3,276	5,507,360	February – 2022	142,889
FTSE 100 Index	Long	GBP	10	1,001,006	March – 2022	10,233
FTSE MIB Index	Long	EUR	47	7,123,395	March – 2022	89,857
FTSE Taiwan Index	Short	USD	83	5,077,110	February – 2022	139,879
FTSE/JSE Top 40 Index	Long	ZAR	63	2,799,462	March – 2022	81,814
IBEX 35 Index	Short	EUR	15	1,463,053	February – 2022	17,560
IBOV Index	Long	BRL	252	5,347,472	February – 2022	278,637
KOSPI 200 Index	Short	KRW	26	1,975,539	March – 2022	121,485
Mexbol Index	Long	MXN	4	99,955	March – 2022	615
Russell 2000 Index	Short	USD	177	17,915,940	March – 2022	1,676,930
S&P 500 E-Mini Index	Short	USD	203	45,718,137	March – 2022	1,575,891
S&P MidCap 400 Index	Short	USD	54	14,200,380	March – 2022	766,328
S&P/ASX 200 Index	Short	AUD	67	8,212,836	March – 2022	379,134
S&P/TSX 60 Index	Long	CAD	10	2,009,047	March – 2022	22,910
Topix Index	Short	JPY	19	3,167,848	March – 2022	62,993
						$5,449,349
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	42	$4,595,996	March – 2022	$49,258
Euro-Bund 10 yr	Short	EUR	50	9,499,331	March – 2022	295,914
Japan Government Bond 10 yr	Short	JPY	4	5,238,790	March – 2022	46,872
Long Gilt 10 yr	Short	GBP	98	16,074,353	March – 2022	483,189
U.S. Treasury Ultra Bond	Short	USD	3	566,812	March – 2022	9,622

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Short	USD	46	$6,570,094	March – 2022	$51,542
						$936,397
						$6,385,746
Liability Derivatives
Equity Futures
CAC 40 Index	Long	EUR	21	$1,667,530	February – 2022	$(16,669)
DAX Index	Long	EUR	1	435,155	March – 2022	(15,867)
Hang Seng Index	Long	HKD	15	2,317,413	February – 2022	(22,700)
MSCI Singapore Index	Short	SGD	76	1,887,242	February – 2022	(2,194)
NIFTY Index	Short	USD	150	5,204,550	February – 2022	(129,073)
OMX 30 Index	Long	SEK	157	3,898,452	February – 2022	(11,346)
						$(197,849)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	121	$11,722,158	March – 2022	$(194,860)
U.S. Treasury Note 10 yr	Long	USD	36	4,606,875	March – 2022	(46,386)
U.S. Treasury Note 2 yr	Long	USD	10	2,166,562	March – 2022	(15,892)
U.S. Treasury Note 5 yr	Long	USD	40	4,768,125	March – 2022	(49,578)
						$(306,716)
						$(504,565)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/17/31	USD	5,200,000	centrally cleared	0.214% FLR (3-Month LIBOR)/Quarterly	1.210%/Semi-annually	$271,776	$4,551	$276,327
11/06/49	USD	3,997,917	centrally cleared	0.144% FLR (3-Month LIBOR)/Quarterly	1.893%/Semi-annually	37,160	—	37,160
						$308,936	$4,551	$313,487
Liability Derivatives
Interest Rate Swaps
9/20/23	USD	24,800,000	centrally cleared	0.290%/Semi-annually	0.214% FLR (3-Month LIBOR)/Quarterly	$(336,673)	$(3,164)	$(339,837)
9/16/26	USD	18,400,000	centrally cleared	0.790%/Semi-annually	0.214% FLR (3-Month LIBOR)/Quarterly	(661,070)	(7,630)	(668,700)
						$(997,743)	$(10,794)	$(1,008,537)
At January 31, 2022, the fund had cash collateral of $857,160 and other liquid securities with an aggregate value of $19,020,672 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$92,833,061	$22,707	$—	$92,855,768
Switzerland	457,880	6,190,417	—	6,648,297
United Kingdom	585,018	5,587,507	—	6,172,525
Japan	48,375	5,810,307	—	5,858,682
France	—	5,223,759	—	5,223,759
Germany	2,030,988	1,286,610	—	3,317,598
Canada	3,213,944	—	—	3,213,944
Taiwan	1,777,100	105,985	—	1,883,085
Hong Kong	309,763	1,012,244	—	1,322,007
Other Countries	2,896,409	5,897,883	—	8,794,292
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	394,541	—	394,541
Non - U.S. Sovereign Debt	—	1,802,364	—	1,802,364
Municipal Bonds	—	610,999	—	610,999
U.S. Corporate Bonds	—	22,102,411	—	22,102,411
Commercial Mortgage-Backed Securities	—	500,392	—	500,392
Asset-Backed Securities (including CDOs)	—	199,163	—	199,163
Foreign Bonds	—	10,036,914	—	10,036,914
Mutual Funds	17,598,139	—	—	17,598,139
Total	$121,750,677	$66,784,203	$—	$188,534,880
Securities Sold Short	$(13,323)	$—	$—	$(13,323)
Other Financial Instruments
Futures Contracts – Assets	$5,397,587	$988,159	$—	$6,385,746
Futures Contracts – Liabilities	(435,789)	(68,776)	—	(504,565)
Forward Foreign Currency Exchange Contracts – Assets	—	595,928	—	595,928
Forward Foreign Currency Exchange Contracts – Liabilities	—	(255,107)	—	(255,107)
Swap Agreements – Assets	—	313,487	—	313,487
Swap Agreements – Liabilities	—	(1,008,537)	—	(1,008,537)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At January 31, 2022, the value of securities loaned was $88,629. These loans were collateralized by cash of $42,426 and U.S. Treasury Obligations (held by the lending agent) of $45,303.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,489,894	$52,270,116	$42,204,297	$—	$—	$17,555,713
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,673	$—

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(5) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.